Expense Example - Texas Capital Government Money Market Fund	Jun. 18, 2026 USD ($)
Texas Capital Government Money Market Fund Lonestar Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,571
Texas Capital Government Money Market Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	$ 1,281